Long-term debt	3 Months Ended
Mar. 31, 2025
Long-term debt
Long-term debt

8.    Long-term debt

As of March 31, 2025 and December 31, 2024, long-term debt consisted of the following:

Long-term debt

in € THOUS

	March 31,	December 31,
	2025	2024

Schuldschein loans	225,676	228,399
Bonds	6,403,346	6,492,120
Other	110,995	115,589
Long-term debt	6,740,017	6,836,108
Less current portion	(590,563)	(575,283)
Long-term debt, less current portion	6,149,454	6,260,825

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of March 31, 2025 and December 31, 2024. On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,959,184 in the last year.

For additional information regarding bond issuances and repurchases subsequent to March 31, 2025, see note 14.